Income Tax Expenses	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSES
15.	INCOME TAX EXPENSES

Cayman Islands

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiary of the Group in Hong Kong are subject to 8.25% and 16.5% Hong Kong profit tax on its taxable income within HKD$2 million and beyond HKD$2 million respectively, generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC

In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The subsidiaries and VIEs of the Group in the PRC are subject to a uniform income tax rate of 25% for years presented except for the entities which are qualified  to certified High and New Technology Enterprises (“HNTE”) that are entitled to a favorable statutory tax rate of 15%. According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in research and development activities are entitled to claim an additional tax deduction amounting to 50% of the qualified research and development expenses incurred in determining its tax assessable profits for that year. The additional tax deduction has been increased from 50% of the qualified research and development expenses to 75%, effective from 2018 to 2020, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”).

Withholding tax on undistributed dividends

Under the CIT Law and its implementation rules, the profits of a foreign-invested enterprise arising in 2008 and thereafter that are distributed to its immediate holding company outside the PRC are subject to withholding tax at a rate of 10%. A lower withholding tax rate will be applied if there is a beneficial tax treaty between the PRC and the jurisdiction of the foreign holding company. A holding company in Hong Kong, for example, will be eligible, with approval of the PRC local tax authority, to be subject to a 5% withholding tax rate under the Arrangement Between the PRC and the Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion with Respect to Taxes on Income and Capital if such holding company is considered to be a non-PRC resident enterprise and holds at least 25% of the equity interests in the PRC foreign-invested enterprise distributing the dividends. However, if the Hong Kong holding company is not considered to be the beneficial owner of such dividends under applicable PRC tax regulations, such dividend will remain subject to withholding tax at a rate of 10%. Aggregate undistributed earnings of the Group entities located in the PRC that are available for distribution to the Company as of December 31, 2019 and 2020 are approximately RMB598,503 and RMB827,531, respectively. The Company does not intend to have any of its subsidiaries located in PRC distribute any undistributed earnings of such subsidiaries in the foreseeable future, but rather expects that such earnings will be reinvested by such subsidiaries for their PRC daily operations. Accordingly, no withholding tax was recorded as of December 31, 2019 and 2020.

15.	INCOME TAX EXPENSES (Continued)

Composition of income tax expense

The current and deferred components of income taxes appearing in the consolidated statements of comprehensive income are as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax expenses	26,247	52,232	44,813
Deferred tax benefit	(2,186)	(7,042)	(1,492)
Income tax expenses	24,061	45,190	43,321

Reconciliation between the income tax expenses computed by applying the PRC enterprise tax rate to income before income taxes and actual provision were as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Income from operations in the PRC	93,910	321,090	200,941
(Loss) income from overseas entities	(4,499)	17,930	16,826
Income before income tax	89,411	339,020	217,767

Tax expense at PRC enterprise income tax rate of 25%	22,353	84,755	54,442
Income tax on tax holiday(1)	(9,632)	(31,493)	(31,074)
Tax effect of permanence differences(2)	(7,871)	(12,147)	(16,895)
Change in valuation allowance(3)	602	1,592	29,780
Effect of share-based compensation	17,492	6,475	10,830
Effect of income tax in jurisdictions other than the PRC	1,117	(3,992)	(3,762)
Income tax expenses	24,061	45,190	43,321

(1)

The income tax on tax holidays represents the effect of preferential income tax rate enjoyed by Foshan Viomi and Guangdong Lizi. Foshan Viomi was qualified as an HNTE and enjoyed the beneficial tax rate of 15% for the three years ended December 31, 2018, 2019 and 2020. Foshan Viomi will need to re-apply for HNTE qualification renewal in 2022. Guangdong Lizi applied for the HNTE qualification and obtained approval in December 2020. It entitled to enjoy the preferential tax rate of 15% as an HNTE for three years starting from 2020, and should apply for HNTE qualification renewal in 2023.

(2)	The permanent book-tax differences mainly consisted of R&D super deductions.
(3)

Valuation allowance for the years ended December 31, 2018, 2019 and 2020 are related to the deferred tax assets of certain group entities which reported loss. The Group believed that it is more likely than not that these the deferred tax assets of these entities will not be utilized. Therefore, valuation allowance has been provided.

The per share effect of the tax holidays are as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net income per share effect – basic	0.22	0.13	0.14
Net income per share effect – diluted	0.20	0.13	0.13

15.	INCOME TAX EXPENSES (Continued)

Deferred tax assets and deferred tax liabilities

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Accrued expenses and others	9,245	12,466
Net operating loss carry forwards	3,511	32,985
Inventory write downs	1,497	1,463
Deferred income	1,169	201
Total deferred tax assets	15,422	47,114
Less: valuation allowance	(3,146)	(32,926)
Deferred tax assets, net	12,276	14,189

Movement of valuation allowance

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the year	952	1,554	3,146
Provided	602	1,592	29,780
Balance at end of the year	1,554	3,146	32,926

Uncertain tax positions

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2019 and 2020, the Group did not have any significant unrecognized uncertain tax positions.

According to the PRC Tax Administration and Collection Law, the statute of limitations is generally three years and can be extended to five years under special circumstances.